Financial Assets at Fair Value Through Other Comprehensive Income - 2018	12 Months Ended
Dec. 31, 2018
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Financial Assets at Fair Value Through Other Comprehensive Income - 2018
8.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - 2018

	December 31, 2018
	NT$	US$ (Note 4)

Investments in equity instruments at FVTOCI	$580,399	$18,961
Investments in debt instruments at FVTOCI	1,016,924	33,222

	$1,597,323	$52,183

a.	Investments in equity instruments at FVTOCI

	December 31, 2018
	NT$	US$ (Note 4)

Unquoted ordinary shares	$532,047	$17,381
Limited partnership	39,669	1,296
Unquoted preferred shares	8,683	284

	$580,399	$18,961

Investments in equity instruments were classified as available-for-sale under IAS 39. Refer to Notes 3 and 10 for information relating to their reclassification and comparative information for prior periods.

b.	Investments in debt instruments at FVTOCI

	December 31, 2018
	NT$	US$ (Note 4)

Unsecured subordinate corporate bonds	$1,016,924	$33,222

In June 2016, the Group acquired 1,000 units of perpetual unsecured subordinate corporate bonds in the amount of NT$1,000,000 thousand. The corporate bonds are all in denomination of NT$1,000 thousand with annual interest rate at 3.5% and with effective interest rate at 3.2% as of December 31, 2017 and 2018. The bonds were classified as other financial assets－non-current under IAS 39. Refer to Notes 3 and 14 for information relating to its reclassification and comparative information for prior periods.